UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] ; Amendement Number: ____
This Amendement (Check only one.): [ ] is a restatement
                                   [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		January 20, 2009

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 46 Data Records

Form 13F Information Table Value Total: $235,426


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


													   Voting Authority
                                                                                                           ----------------

                                                         Value    Shares/ Sh/  Put/   Invstmt Other
Name of Issuer              Title of class   CUSIP      (x$1000)  Prn Amt Prn  Call   Dscretn Managers	  Sole   Shared  None
----------------------------  ------------  ----------  -------   ------- ---- -----  ------- ---------   -----  ------  ----

3M COMPANY                          COM     88579y101      8363  145350SH              Sole              145350
ABAXIS INC COM                      COM     002567105      2429  151535SH              Sole              151535
AFLAC INC COM                       COM     001055102      3805   83000SH              Sole               83000
ALLERGAN INC                        COM     018490102      7510  186270SH              Sole              186270
APACHE CORP                         COM     037411105      3717   49875SH              Sole               49875
APPLE COMPUTER INC COM              COM     037833100      4901   57419SH              Sole               57419
AUTOMATIC DATA PROCESSING           COM     053015103      4345  110460SH              Sole              110460
BARD CR INC                         COM     067383109     12091  143500SH              Sole              143500
BECTON DICKINSON & CO               COM     075887109     11725  171450SH              Sole              171450
BROWN FORMAN CORP                   COM     115637209      5228  101537SH              Sole              101537
CALIFORNIA PIZZA KTCHN COM          COM     13054D109       147   13700SH              Sole               13700
CALWEST BANCORP                     COM     13169q102       109   37507SH              Sole               37507
CEPHALON INC COM                    COM     156708109      9919  128750SH              Sole              128750
CHARLES SCHWAB INC                  COM     808513105      7623  471450SH              Sole              471450
CHATTEM INC                         COM     162456107      7405  103525SH              Sole              103525
CHURCH & DWIGHT INC COM             COM     171340102     21105  376070SH              Sole              376070
CISCO SYS INC                       COM     17275R102      4552  279252SH              Sole              279252
CITY NATL CORP COM                  COM     178566105      4076   83695SH              Sole               83695
DENTSPLY INTERNATIONAL INC          COM     249030107      5055  179000SH              Sole              179000
EBAY INC COM                        COM     278642103      1106   79205SH              Sole               79205
ECOLAB INC                          COM     278865100      5707  162350SH              Sole              162350
EXXON MOBIL CORP                    COM     30231G102       239    3000SH              Sole                3000
HAIN CELESTIAL GRP INC COM          COM     405217100      5914  309800SH              Sole              309800
HEALTHCARE SVCS GP INC COM          COM     421906108      4218  264813SH              Sole              264813
HEINZ H J CO COM                    COM     423074103     10822  287825SH              Sole              287825
IDEXX LABS                          COM     45168d104      2410   66800SH              Sole               66800
ISHARES RUSSELL 2000 GROWTH         COM     464287648       287    5650SH              Sole                5650
JOHNSON & JOHNSON                   COM     46612J101       598   10000SH              Sole               10000
LOGITECH INTL S A SPONSORED AD      COM     541419107      2580  165575SH              Sole              165575
MCCORMICK & CO INC COM NON VTG      COM     579780206      1509   47350SH              Sole               47350
MEDICIS PHARMACEUTICAL CL A NE      COM     584690309       152   10900SH              Sole               10900
OXYGEN BIOTHERAPEUTICS COM          COM     69207P100         5   20000SH              Sole             		20000
PEPSICO INC                         COM     713448108     14575  266105SH              Sole              266105
PHILIP MORRIS INTERNATIONAL IN      COM     718172109       217    4987SH              Sole                4987
POLYMEDIX INC COM                   COM     73174C100        12   10000SH              Sole               		10000
PROCTER & GAMBLE CO                 COM     742718109      9502  153710SH              Sole              153710
QUALCOMM INC COM                    COM     747525103      7069  197300SH              Sole              197300
SAVE THE WORLD AIR INC              COM     805147105        10   25000SH              Sole              		25000
SCHERING PLOUGH CORP COM            COM     806605101      5108  299950SH              Sole              299950
SMART BALANCE, INC                  COM     83169Y108       189   27800SH              Sole               27800
SOUTHERN CO COM                     COM     842587107      4005  108250SH              Sole              108250
STERICYCLE INC.                     COM     858912108      6903  132550SH              Sole              132550
TEVA PHARMACEUTICAL INDS            COM     881624209     14920  350485SH              Sole              350485
WELLS FARGO & CO NEW COM            COM     949746101      5014  170070SH              Sole              170070
WMS INDS INC COM                    COM     929297109      5830  216737SH              Sole              216737
XCEL ENERGY                         COM     98389B100      2417  130300SH              Sole              130300